Equity (Tables)	6 Months Ended
Jun. 30, 2018
Equity [Abstract]
Schedule of share capital

	Authorized	Issued and outstanding
	Number of shares

Ordinary shares of NIS 0.1 par value each	300,000,000	139,885,534